Subordinated liabilities - Schedule of Movement in Subordinated Liabilities (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	£ 8,020	£ 7,211	£ 6,935
Contract/ notional amount £m	1,672,134	1,448,064
Proceeds from issue of subordinated liabilities	1,761	386	670
Increase due to issuance of subordinated liabilities		386
Foreign exchange movements	(271)	(3)
Other movements (cash and non-cash)	232	(107)
Decrease through repurchases and redemptions	(913)
Repayment of subordinated liabilities	(913)	0	(251)
Interest paid on subordinated liabilities	(578)	(366)	(335)
Interest expense on subordinated liabilities	(459)	(430)	(395)
Hedge accounting movements and cash interest payments	411
Carrying value £m
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	£ 1,761
Floating Rate Dated Subordinated Notes 2034 (A$500 million)
Disclosure of detailed information about borrowings [line items]
Contract/ notional amount £m | $				$ 500
Proceeds from issue of subordinated liabilities		257
5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
Disclosure of detailed information about borrowings [line items]
Contract/ notional amount £m | $				$ 250
Proceeds from issue of subordinated liabilities		129
Borrowings, interest rate (in percent)	5.963%			5.963%	5.963%	5.963%
4.327% Fixed Rate Reset Dated Subordinated Notes 2035 (€1,000 million)
Disclosure of detailed information about borrowings [line items]
Contract/ notional amount £m | €					€ 1,000
Proceeds from issue of subordinated liabilities	£ 844
Borrowings, interest rate (in percent)	4.327%			4.327%	4.327%	4.327%
6.264% Fixed Rate Reset Dated Subordinated Notes 2036 ($1,250 million)
Disclosure of detailed information about borrowings [line items]
Contract/ notional amount £m | $						$ 1,250
Proceeds from issue of subordinated liabilities	£ 917
Borrowings, interest rate (in percent)	6.264%			6.264%	6.264%	6.264%
4.50% Fixed Rate Step-up Subordinated Notes 2030 (€441 million)
Disclosure of detailed information about borrowings [line items]
Contract/ notional amount £m | €					€ 441
Borrowings, interest rate (in percent)	4.50%			4.50%	4.50%	4.50%
Repurchases and redemptions during the year	£ (371)
2.6787% Fixed Rate Bond 2025 (€309 million)
Disclosure of detailed information about borrowings [line items]
Contract/ notional amount £m | €					€ 309
Borrowings, interest rate (in percent)	2.6787%			2.6787%	2.6787%	2.6787%
Repurchases and redemptions during the year	£ (260)
7.625% Dated Subordinated Notes 2025 (£273 million)
Disclosure of detailed information about borrowings [line items]
Contract/ notional amount £m	£ 273
Borrowings, interest rate (in percent)	7.625%			7.625%	7.625%	7.625%
Repurchases and redemptions during the year	£ (273)
5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million)
Disclosure of detailed information about borrowings [line items]
Contract/ notional amount £m	£ 9
Borrowings, interest rate (in percent)	5.75%			5.75%	5.75%	5.75%
5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	£ (9)
Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	0	0	0
Proceeds from issue of subordinated liabilities	0
Increase due to issuance of subordinated liabilities		0
Foreign exchange movements	0	0
Other movements (cash and non-cash)	0	0
Decrease through repurchases and redemptions	0
Preferred securities £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities		0
Preferred securities £m | 5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities		0
Preferred securities £m | 4.327% Fixed Rate Reset Dated Subordinated Notes 2035 (€1,000 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Preferred securities £m | 6.264% Fixed Rate Reset Dated Subordinated Notes 2036 ($1,250 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Preferred securities £m | 4.50% Fixed Rate Step-up Subordinated Notes 2030 (€441 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 2.6787% Fixed Rate Bond 2025 (€309 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 7.625% Dated Subordinated Notes 2025 (£273 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Preferred securities £m | 5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	133	141	141
Proceeds from issue of subordinated liabilities	0
Increase due to issuance of subordinated liabilities		0
Foreign exchange movements	0	0
Other movements (cash and non-cash)	1	0
Decrease through repurchases and redemptions	(9)
Undated £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities		0
Undated £m | 5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities		0
Undated £m | 4.327% Fixed Rate Reset Dated Subordinated Notes 2035 (€1,000 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Undated £m | 6.264% Fixed Rate Reset Dated Subordinated Notes 2036 ($1,250 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	0
Undated £m | 4.50% Fixed Rate Step-up Subordinated Notes 2030 (€441 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 2.6787% Fixed Rate Bond 2025 (€309 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 7.625% Dated Subordinated Notes 2025 (£273 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	0
Undated £m | 5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(9)
Dated £m
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities	7,887	7,070	£ 6,794
Proceeds from issue of subordinated liabilities	1,761
Increase due to issuance of subordinated liabilities		386
Foreign exchange movements	(271)	(3)
Other movements (cash and non-cash)	231	(107)
Decrease through repurchases and redemptions	(904)
Dated £m | Floating Rate Dated Subordinated Notes 2034 (A$500 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities		257
Dated £m | 5.963% Fixed-to-Floating Rate Dated Subordinated Notes 2034 (A$250 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities		£ 129
Dated £m | 4.327% Fixed Rate Reset Dated Subordinated Notes 2035 (€1,000 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	844
Dated £m | 6.264% Fixed Rate Reset Dated Subordinated Notes 2036 ($1,250 million)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of subordinated liabilities	917
Dated £m | 4.50% Fixed Rate Step-up Subordinated Notes 2030 (€441 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(371)
Dated £m | 2.6787% Fixed Rate Bond 2025 (€309 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(260)
Dated £m | 7.625% Dated Subordinated Notes 2025 (£273 million)
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	(273)
Dated £m | 5.75% Undated Step-up Subordinated Notes callable 2025 (£9 million) | Preferred securities £m
Disclosure of detailed information about borrowings [line items]
Repurchases and redemptions during the year	£ 0